Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Risk Management And Fair Value Measurements
Financial derivative instrument - Initial cost	$ (47)
Financial derivative instrument - Fair value as at period end	59
Gain from financial derivative instrument	$ 12